Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Book Value per Share (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$5,474,844	$4,432,296	$2,831,491	$2,463,710	$63	$80	$292.9	$21.76
2021	$4,970,949	$4,846,549	$2,605,661	$2,796,171	$66	$91	$231.1	$18.23
2020	$3,877,097	$1,435,428	$2,286,214	$(317,064)	$68	$86	$171.6	$15.45

Company Selected Measure Name		BVPS
Named Executive Officers, Footnote [Text Block]	Our PEO and Non-PEO NEOs for each applicable year were as follows:
•2022: Mr. Pollitzer served as our PEO and Messrs. Shuster, Mallela (who joined the Company on January 10, 2022 as our CFO), Leatherberry and Smith (a first-time NEO in 2022 and our Chief Risk Officer) served as our non-PEO NEOs.
•2021: Ms. Merkle served as our PEO and Messrs. Shuster, Pollitzer (as our Chief Financial Officer), Leatherberry, and Patrick Mathis (who retired in April 1, 2022) served as our non-PEO NEOs.
		•2020: Ms. Merkle served as our PEO and Messrs. Shuster, Pollitzer (as our Chief Financial Officer), Leatherberry, and Mathis served as our non-PEO NEOs.
Peer Group Issuers, Footnote [Text Block]		The peer group used by the Company consists of the companies, including Essent Group Ltd., MGIC Investment Corporation, and Radian Group Inc., used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount		$ 5,474,844	$ 4,970,949	$ 3,877,097
PEO Actually Paid Compensation Amount		$ 4,432,296	4,846,549	1,435,428
Adjustment To PEO Compensation, Footnote [Text Block]	The "2022 Summary Compensation Table" totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments as set forth in the below table, per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”. We did not make any assumptions in valuation that differs materially from those disclosed as of the grant date of such equity awards with respect to the amounts added relative to stock and option awards. As previously disclosed in our public filings, Ms. Merkle's departure on December 31, 2021 was a severance-qualifying involuntary termination of employment under the Company’s Severance Benefit Plan and she received a short-term incentive program payment and accelerated vesting of outstanding stock options and time-vesting RSU awards pursuant to her Separation Agreement, dated September 9, 2021. Mr. Mathis retired on April 1, 2022 pursuant to a Separation Agreement, dated November 12, 2021, which accelerated the vesting of his outstanding stock options and time-vesting restricted stock unit awards. Both of Ms. Merkle and Mr. Mathis' outstanding PRSUs remained outstanding and eligible to vest based on actual achievement of the applicable performance metrics for the applicable performance periods under each such respective awards they received.

Adjustments to Determine "Compensation Actually Paid”
	2022		2021		2020
	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	5,474,844	2,831,491	4,970,949	2,605,661	3,877,097	2,286,214
Adjustments
Deduction for Grant Date Fair Value of Awards Granted During Year	(3,000,000)	(1,540,534)	(2,315,962)	(991,737)	(2,099,940)	(1,012,344)
Adjustment for Fair Value of Equity Calculated Using SEC Methodology (a)
(i) Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	2,427,410	1,246,502	1,100,082	942,150	1,534,311	739,664
(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(559,539)	(214,147)	1,072,757	283,714	(1,419,955)	(1,413,923)
(iii) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	89,581	140,398	18,723	(43,617)	(456,086)	(916,675)
Compensation Actually Paid	4,432,296	2,463,710	4,846,549	2,796,171	1,435,428	(317,064)
		Compensation Actually Paid excludes the Stock Awards column from the relevant fiscal year’s "Summary Compensation Table" total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, where applicable to us: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The Company does not maintain, nor do the NEOs participate in, any defined benefit or actuarial pension plans for which adjustments were required pursuant to Item 402(v).
Non-PEO NEO Average Total Compensation Amount		$ 2,831,491	2,605,661	2,286,214
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,463,710	$ 2,463,710	2,796,171	(317,064)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The "2022 Summary Compensation Table" totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments as set forth in the below table, per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”. We did not make any assumptions in valuation that differs materially from those disclosed as of the grant date of such equity awards with respect to the amounts added relative to stock and option awards. As previously disclosed in our public filings, Ms. Merkle's departure on December 31, 2021 was a severance-qualifying involuntary termination of employment under the Company’s Severance Benefit Plan and she received a short-term incentive program payment and accelerated vesting of outstanding stock options and time-vesting RSU awards pursuant to her Separation Agreement, dated September 9, 2021. Mr. Mathis retired on April 1, 2022 pursuant to a Separation Agreement, dated November 12, 2021, which accelerated the vesting of his outstanding stock options and time-vesting restricted stock unit awards. Both of Ms. Merkle and Mr. Mathis' outstanding PRSUs remained outstanding and eligible to vest based on actual achievement of the applicable performance metrics for the applicable performance periods under each such respective awards they received.

Adjustments to Determine "Compensation Actually Paid”
	2022		2021		2020
	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	5,474,844	2,831,491	4,970,949	2,605,661	3,877,097	2,286,214
Adjustments
Deduction for Grant Date Fair Value of Awards Granted During Year	(3,000,000)	(1,540,534)	(2,315,962)	(991,737)	(2,099,940)	(1,012,344)
Adjustment for Fair Value of Equity Calculated Using SEC Methodology (a)
(i) Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	2,427,410	1,246,502	1,100,082	942,150	1,534,311	739,664
(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(559,539)	(214,147)	1,072,757	283,714	(1,419,955)	(1,413,923)
(iii) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	89,581	140,398	18,723	(43,617)	(456,086)	(916,675)
Compensation Actually Paid	4,432,296	2,463,710	4,846,549	2,796,171	1,435,428	(317,064)
		Compensation Actually Paid excludes the Stock Awards column from the relevant fiscal year’s "Summary Compensation Table" total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, where applicable to us: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The Company does not maintain, nor do the NEOs participate in, any defined benefit or actuarial pension plans for which adjustments were required pursuant to Item 402(v).
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

2022 Most Important Performance Metrics
BVPS
Adjusted Return on Equity
Adjusted Net Operating Income

Total Shareholder Return Amount		$ 63	66	68
Peer Group Total Shareholder Return Amount		80	91	86
Net Income (Loss)		$ 292,900,000	$ 231,100,000	$ 171,600,000
Company Selected Measure Amount | $ / shares		21.76	18.23	15.45
PEO Name		Mr. Pollitzer	Ms. Merkle	Ms. Merkle
Additional 402(v) Disclosure [Text Block]
Relationship Between "Compensation Actually Paid" and Performance
The following graphs show the relationship between compensation actually paid to our executives in the last three years from 2020 through the end of 2022 as disclosed in the Pay vs. Performance table, and each of the following: the Company's cumulative TSR, the peer group cumulative TSR, the Company's net income, and the BVPS.
		Tabular List of Most Important Financial Performance MeasuresBelow are the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to Company performance. For more information, please see “Compensation of Named Executives – Compensation Discussion and Analysis” and Appendix A in this proxy statement for a reconciliation of the below financial measures to the most directly comparable GAAP measure.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		BVPS
Non-GAAP Measure Description [Text Block]		BVPS is defined as the "Adjusted Book Value" for such year divided by the number of "Common Shares Outstanding." "Adjusted Book Value" is a non-GAAP measure, and means, for any year, the consolidated stockholder's equity of the Company computed in accordance with GAAP, adjusted to exclude the impact of (i) accumulated other comprehensive income (loss); (ii) the cumulative effect of cash dividends paid on the Company's common stock during the Performance Period, (iii) the cumulative effect of the repurchase of the Company's common stock during the Performance Period, (iv) the cumulative effect of changes in the fair value of the Company's warrant liability to the extent such warrants are not exercised, (v) the cumulative effect of changes in accounting principles under GAAP, and (vi) the cumulative effect of changes in tax law.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Operating Income
PEO [Member] | Adjustment, Equity Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,000,000)	$ (2,315,962)	$ (2,099,940)
PEO [Member] | Adjustment, Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		2,427,410	1,100,082	1,534,311
PEO [Member] | Adjustment, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(559,539)	1,072,757	(1,419,955)
PEO [Member] | Adjustment, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		89,581	18,723	(456,086)
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,540,534)	(991,737)	(1,012,344)
Non-PEO NEO [Member] | Adjustment, Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		1,246,502	942,150	739,664
Non-PEO NEO [Member] | Adjustment, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(214,147)	283,714	(1,413,923)
Non-PEO NEO [Member] | Adjustment, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ 140,398	$ (43,617)	$ (916,675)